Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 35,783,956	$ 9,858,153		$ 18,464,161		$ 18,607,952
Restricted cash	7,411,811	8,058,767		7,096,549		12,145,616
Cash held in escrow by lender	7,902,880	7,651,900	[1]	2,039,349	[1]	2,166,755
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 51,098,647	$ 25,568,820		$ 27,600,059		$ 32,920,323	$ 50,549,700
Open Tax Year Start	2018
Open tax year end	2020

[1]	(1) The Company has a cash management account with the lender to collect rental payment on the property used as collateral for a mortgage loan payable. As of March 31, 2022, approximately $3.8 million of the cash in the account was available for operational needs.